SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
PEOPLE INCORPORATED AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings	Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2025
Allowance for credit losses	$6,677	$7,486	$—		$(5,456)	(a)	$8,707
Deferred tax valuation allowance	$61,604	$(3,375)	$1,638	(b)	$—		$59,867
Other reserves	$867						$468
2024
Allowance for credit losses	$6,398	$4,687	$158		$(4,566)	(a)	$6,677
Deferred tax valuation allowance	$60,988	$848	$(232)	(b)	$—		$61,604
Other reserves	$971						$867
2023
Allowance for credit losses	$6,702	$5,370	$—		$(5,674)	(a)	$6,398
Deferred tax valuation allowance	$62,744	$(3,375)	$1,619	(b)	$—		$60,988
Other reserves	$1,188						$971
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(a)    Amounts primarily relate to write-offs of fully reserved accounts receivable, net of recoveries.
(b)    Amounts primarily relate to currency translation adjustments on foreign net operating losses.